12. FINANCIAL ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfFinancialAssetsatFairValueThrougProfitorLossLineItems [Line Items]
Non current financial assets at fair value through profit and loss	$ 11	$ 11
Current financial assets at fair value through profit and loss	365	405
Government securities
DisclosureOfFinancialAssetsatFairValueThrougProfitorLossLineItems [Line Items]
Current financial assets at fair value through profit and loss	113	298
Shares
DisclosureOfFinancialAssetsatFairValueThrougProfitorLossLineItems [Line Items]
Non current financial assets at fair value through profit and loss	11	11
Current financial assets at fair value through profit and loss	8	1
Investment funds
DisclosureOfFinancialAssetsatFairValueThrougProfitorLossLineItems [Line Items]
Current financial assets at fair value through profit and loss	$ 244	$ 106